SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2026
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

15.SHARE-BASED COMPENSATION

In June 2026, the Company adopted a 2026 Share Incentive Plan (the “2026 Plan”). On June 18, 2026, the Company issued an aggregation of 5,300,000 ordinary shares to certain consultants for provision of marketing services, including market research, designing marketing strategy, management of customer relationships, identification of strategic partnerships and collaborations and assessment of service expansion. The shares are immediately vested and the Company recognized share-based compensation expenses of $14,681,000 in the account of selling and marketing expenses in the unaudited condensed consolidated statements of operations and comprehensive loss. The fair value of shares was referred to the close market price of the Company’s ordinary shares prevailing on June 18, 2026.